SHORT-TERM BANK LOANS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Short-term Debt [Line Items]
Short-term bank loans	$ 8,121	$ 3,051
Property Plant And Equipment Pledged For Short Term Loans	991	1,014
Deferred Costs Leasing Total	0	4,593
Interest Expense	178	211	$ 286
Long-term Line of Credit	257,670	205,129
Line Of Credit Facility Amount Utilized	78,910	72,592
Line Of Credit Facility Amount Available For Use	178,760	132,537
Line Of Credit Facility Secured By Restricted Cash	4,954	3,754
Line Of Credit Facility Secured By Restricted Buildings	3,209	3,976
Building [Member]
Short-term Debt [Line Items]
Deferred Costs Leasing Total	991	1,014
Restricted Stock [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans	$ 16,410	$ 2,743
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.09%	0.80%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.85%	5.12%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.53%	1.50%